Financial Risk Management - Summary of Contractual Cash Flows for Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings (excluding lease liabilities)	€ 720,262	€ 763,586
Lease liabilities	151,524	93,030
Trade payables, accrued expenses and other liabilities	91,703	96,705
Total financial liabilities	963,489	953,321
Total financial liabilities	1,219,720	1,103,991
Borrowings (excluding lease liabilities)	1,003,930	1,073,521
Lease liabilities	196,635	106,616
Trade payables, accrued expenses and other liabilities	91,703	96,705
Total financial liabilities	1,292,268	1,276,842
Within 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings (excluding lease liabilities)	51,081	32,303
Lease liabilities	20,438	15,482
Trade payables, accrued expenses and other liabilities	91,703	96,705
Total financial liabilities	163,222	144,490
Within 1 to 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings (excluding lease liabilities)	812,294	1,027,558
Lease liabilities	82,299	52,007
Total financial liabilities	894,593	1,079,565
After 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings (excluding lease liabilities)	140,555	13,660
Lease liabilities	93,898	39,127
Total financial liabilities	€ 234,453	€ 52,787